Cover	Jun. 02, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Report”) amends the Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission (the “SEC”) on June 8, 2026 (the “Original 8-K”) by NusaTrip Incorporated, a Nevada corporation (the “Company”), disclosing that (i) on June 2, 2026, AOGB CPA Limited (“AOGB”) resigned as the Company’s independent registered public accounting firm, and (ii) on June 4, 2026, the Company engaged Barton CPA PLLC (“Barton”) as the Company’s independent registered public accounting firm to audit the Company’s consolidated financial statements for the year ended December 31, 2025.
Document Period End Date	Jun. 02, 2026
Entity File Number	001-42519
Entity Registrant Name	NusaTrip Incorporated
Entity Central Index Key	0002006468
Entity Tax Identification Number	99-2217461
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	28F AIA Central, Jl. Jend. Sudirman No.Kav. 48A, RT.5/RW.4,Karet, Semanggi
Entity Address, Address Line Two	Kota Jakarta Selatan
Entity Address, City or Town	Daerah Khusus Ibukota
Entity Address, Country	ID
Entity Address, Postal Zip Code	12930
City Area Code	+62 21
Local Phone Number	5060 8747
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NUTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false